THE GRANDVIEW FUNDS

                                       SUPPLEMENT DATED DECEMBER 1, 1995
                                     TO THE PROSPECTUS DATED JULY 1, 1995

The information on the GrandView REIT Index Fund, GrandView Realty Growth Fund, GrandView Residential Realty Income Fund, GrandView Retail Realty Income Fund, and GrandView Healthcare Realty Income Fund (the "Funds"), each a series of the GrandView Investment Trust (the "Trust"), contained in the Funds' Prospectus dated July 1, 1995 (the "Prospectus"), is amended to reflect the following updated information:

1. The date of the Statement of Additional Information referenced on the cover page of the Prospectus is changed to December 1, 1995, and as amended or supplemented from time to time.

2.       The following "FINANCIAL HIGHLIGHTS" section is added to the
         Prospectus:

                                             FINANCIAL HIGHLIGHTS

The financial data included in the table below has been derived from unaudited financial statements of the Funds. The information in the table below should be read in conjunction with each Fund's latest unaudited financial statements and notes thereto for the fiscal period ended September 30, 1995, which are included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Funds. Further information about the performance of each Fund will be contained in the Annual Report of each Fund, a copy of which may be obtained, when available, at no charge by calling the Funds.

                (For a Share Outstanding Throughout the Period)

   For the period from July 3, 1995 (commencement of operations) to September 30, 1995

                                                                                        Residential      Retail     Healthcare
                                                                 REIT        Realty       Realty         Realty       Realty
                                                                 Index       Growth       Income         Income       Income
                                                                 Fund         Fund         Fund           Fund         Fund

Net asset value, beginning of period                            $10.00       $10.00       $10.00         $10.00       $10.00
   Income (loss) from investment operations
       Net investment income                                      0.10         0.00         0.11           0.15         0.10
       Net realized and unrealized gain
        (loss) on investments                                     0.20        (0.21)       (0.19)         (0.32)       (0.01)
          Total income (loss)
           from investment operations                             0.30        (0.21)       (0.08)         (0.17)        0.09

   Distributions to shareholders from
       Net investment income (loss)                              (0.11)        0.00        (0.05)         (0.06)       (0.05)
       Net realized gain from
        investment transactions                                   0.00         0.00         0.00           0.00         0.00
          Total distributions                                    (0.11)        0.00        (0.05)         (0.06)       (0.05)

Net asset value, end of period                                  $10.19        $9.79        $9.87          $9.77       $10.04

Total return (a)                                                  3.00%       (1.75)%      (0.90)%        (0.75)%       0.93%

Ratios/supplemental data
   Net assets, end of period                                   $109,206      $90,374      $57,870        $59,036      $71,935
   Ratio of expenses to average net assets
       Before expense reimbursements (b)                          5.03%        2.20%       27.29%         29.48%       24.78%
       After expense reimbursements (b)                           1.05%        0.65%        1.74%          1.74%        1.74%

   Ratio of net investment income (loss)
    to average net assets
       Before expense reimbursements (b)                          6.89%       (0.77)%     (17.72)%       (16.55)%     (14.72)%
       After expense reimbursements (b)                          10.87%        0.77%        7.83%         11.19%        8.31%
   Portfolio turnover rate                                        0.00%        4.77%        0.00%          0.00%        0.00%

(a)       Does not reflect payment of the maximum sales charge.
(b)       Annualized.

3. The information under "Information About Fund Shares - Net Asset Value and Pricing of Orders" is deleted in its entirely and updated with the following information:

Net Asset Value and Pricing of Orders

Shares of each Fund are sold at their public offering price, which is the net asset value per share plus the applicable sales charge, if any. Net asset value per share of a Fund is determined by dividing the value of its assets, less liabilities, by the number of shares outstanding. The net asset value is computed once daily, on each day the New York Stock Exchange (the "Exchange") is open, at 4:00 p.m. New York time.

Securities are valued at the last quoted sale price, at the time the valuation is made, on the principal exchange or market where they are traded.
Securities which have not traded on the date of valuation, or securities for which sales prices are not generally reported, are valued at the mean between the current bid and asked prices. All assets of the Fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith at the direction of the Trustees.

An order for shares received by a broker-dealer or bank prior to such 4:00 p.m. New York time is effected at the offering price determined at such time on the day the order is received. It is the responsibility of broker-dealers and banks to transmit orders promptly to the Distributor. An order received by a broker-dealer or bank after such 4:00 p.m. time will be confirmed at the offering price as of such 4:00 p.m. time on the next trading day.

An order to purchase shares is not binding on, and may be rejected by, the Trust or the Distributor until it has been confirmed in writing by the Distributor and payment has been received.

4. The information on the shares of the Funds as described under "Information About Fund Shares - Description of Shares and Voting Rights" in the Prospectus is supplemented with the following additional information:

As of November 9, 1995, the following persons or entities owned of record or beneficially more that 25% of the shares of the Funds: GrandView Advisers, Inc., 127 GrandView Drive, East Glastonbury, Connecticut 06033, record holder with respect to 34.036% of the GrandView Residential Retail Income Fund; Maryanne S. Aylesworth, 127 GrandView Drive, East Glastonbury, Connecticut 06033, record holder with respect to 27.693% of the GrandView Residential Retail Income Fund; Winsor H. Aylesworth, 127 GrandView Drive, East Glastonbury, Connecticut 06033, record holder with respect to 35.014% of the GrandView Residential Retail Income Fund; GrandView Advisers, Inc., 127 GrandView Drive, East Glastonbury, Connecticut 06033, record holder with respect to 30.726% of the GrandView Retail Realty Income Fund; Winsor H. Aylesworth, 127 GrandView Drive, East Glastonbury, Connecticut 06033, record holder with respect to 31.614% of the GrandView Retail Realty Income Fund; GrandView Advisers, Inc., 127 GrandView Drive, East Glastonbury, Connecticut 06033, record holder with respect to 25.456% of the GrandView Healthcare Realty Income Fund; and Winsor H. Aylesworth, 127 GrandView Drive, East Glastonbury, Connecticut 06033, record holder with respect to 25.490% of the GrandView Healthcare Realty Income Fund. Accordingly, these persons or entities may be deemed to be "controlling persons" of the Funds within the meaning of the 1940 Act.

                      STATEMENT OF ADDITIONAL INFORMATION

                           GrandView REIT Index Fund
                          GrandView Realty Growth Fund
                    GrandView Residential Realty Income Fund
                      GrandView Retail Realty Income Fund
                    GrandView Healthcare Realty Income Fund

                                December 1, 1995

                                   Series of
                          GrandViewSM Investment Trust
                          105 North Washington Street,
                             Post Office Drawer 69
                    Rocky Mount, North Carolina  27802-0069
                            Telephone 1-800-525-FUND

                               Table of Contents

1.  THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. . . . . . . . . . . .   2
3.  PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .  14
4.  DETERMINATION OF NET ASSET VALUE; VALUATION OF
         SECURITIES; ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . .  14
5.  MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
6.  PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . .  23
7.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES. . . . . . . . . .  23
8.  CERTAIN ADDITIONAL TAX MATTERS. . . . . . . . . . . . . . . . . . . . .  24
9.  FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . .  25


GrandView Investment Trust (the "Trust") is an open-end, registered management investment company offering five mutual funds which are described in this Statement of Additional Information: GrandView REIT Index Fund, GrandView Realty Growth Fund, GrandView Residential Realty Income Fund, GrandView Retail Realty Income Fund and GrandView Healthcare Realty Income Fund (the "Funds"). Each of the Funds (other than the GrandView REIT Index Fund) is a non-diversified fund. The address and telephone number of the Trust are 105 North Washington St., Rocky Mount, North Carolina 27802, 1-800-525-3863.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR INSURED DEPOSITARY INSTITUTION, NOR ARE THEY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Trust's Prospectus dated July 1, 1995, as supplemented by a Supplement dated December 1, 1995, by which shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Funds' Distributor (see inside back cover for address and phone number).

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

                                                 1.  THE FUNDS

GrandView Investment Trust (the "Trust") is an open-end management investment company that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 6, 1995. This Statement of Additional Information describes shares of the GrandView REIT Index Fund ("REIT Index Fund"), GrandView Realty Growth Fund ("Realty Growth Fund"), GrandView Residential Realty Income Fund ("Residential Realty Income Fund"), GrandView Retail Realty Income Fund ("Retail Realty Income Fund") and GrandView Healthcare Realty Income Fund ("Healthcare Realty Income Fund"), which are series of the Trust. References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated July 1, 1995, as supplemented by a Supplement dated December 1, 1995, of the Trust by which shares of the Funds are offered.

GrandView Advisers, Inc. (the "Adviser") is investment adviser to each of the Funds. The Adviser manages the investments of the Funds from day to day in accordance with each Fund's investment objective and policies. The selection of investments for the Funds and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.

The Board of Trustees of the Trust provides broad supervision over the affairs of the Funds. The Nottingham Company, L.L.C., the administrator and fund accounting, dividend disbursing and transfer agent of each Fund ("Nottingham" or the "Administrator"), supervises the overall administration of the Funds. Shares of the Funds are continuously sold by Capital Investment Group, Inc., the Funds' distributor ("Capital Investment Group" or the "Distributor"). Shares of each Fund are sold at net asset value, plus any applicable sales charge. The sales charge may be reduced on purchases involving substantial amounts and may be eliminated in certain circumstances. The Trust has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which provides for payment of a distribution fee to Capital Investment Group from each Fund. The Board of Trustees does not currently intend to authorize the payment of any such fee from the REIT Index Fund, although they have the authority under the Distribution Plan to do so in the future.

              2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             Investment Objectives

The REIT Index Fund, the Realty Growth Fund, the Residential Realty Income Fund, the Retail Realty Income Fund and the Healthcare Realty Income Fund seek both current income and long-term growth of capital. Each Fund invests primarily in securities of real estate investment trusts ("REITs") and other real estate industry companies. The Funds differ in the degree to which they emphasize income or capital growth, and employ different policies to achieve their objectives.

The investment objective of the REIT Index Fund is to provide its investors with investment results which correspond to the performance of the GrandView REIT Index. The Fund seeks to achieve its objective by investing in the equity securities of the REITs comprising the Index.

The primary investment objective of the Realty Growth Fund is long-term growth of capital. Current income is a secondary objective.

The primary investment objective of each of the Residential Realty Income Fund, the Retail Realty Income Fund and the Healthcare Realty Income Fund is current income. Long-term growth of capital is a secondary objective of each of these Funds.

The investment objective of each Fund may be changed without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

                                              Investment Policies

The Prospectus contains a discussion of the various types of securities in which each Fund may invest and the risks involved in such investments. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of each Fund.

The investment objective of the REIT Index Fund is to provide its investors with investment results which correspond to the performance of the GrandView REIT Index (the "Index"). The Fund seeks to achieve its objective by investing in the equity securities of the REITs comprising the Index. The REIT Index Fund intends to be as fully invested at all times as is reasonably practicable and will attempt to approximate the weightings of the securities held in its portfolio to the weightings of the securities in the Index.

The Index was developed and is maintained by the Adviser. It currently consists of the equity securities of 60 REITs which, as of March 31, 1995, represented approximately 65% of the total market capitalization of all REITs which are publicly traded in the United States and includes REITs within each of thirteen industry sectors identified by the Adviser. Any changes made to the composition of the Index by the Adviser will be based solely on market capitalization criteria. The Index is weighted by market capitalization, and in formulating the list of REITs which comprise the Index, the Adviser chooses REITs which represent all sectors of the REIT industry as identified by the Adviser. The Index is reset as needed in order to reflect changes in the market, and in any event, at least semiannually. The Index is presently comprised of the following REITs:

GrandView REIT Index Composition

                                                        9/95 Market
Sector/Name                                Exchange    Capitalization

APARTMENT
     Security Capital Pacific Trust          NYSE      $1,375,140,561
     Equity Residential Prop.                NYSE      $1,035,340,639
     United Dominion Realty                  NYSE        $798,644,556
     Merry Land & Inv. Co.                   NYSE        $712,229,375
     Avalon Properties                       NYSE        $578,088,506
     Post Properties Inc.                    NYSE        $550,068,371
     BRE Properties, Inc.                    NYSE        $369,528,750
     Oasis Residential, Inc.                 NYSE        $365,347,035
     Wellsford Residential Tr.               NYSE        $361,436,523
     Evans Withycombe Res.                   NYSE        $325,228,750
     Camden Property Trust                   NYSE        $321,066,141
HOTEL
     Starwood Lodging Trust                  NYSE        $388,396,631
     RFS Hotel Investors, Inc.               NASDAQ      $375,500,750
     Felcor Suite Hotels, Inc.               NASDAQ      $244,957,500
IND/WARE
     Security Capital Ind. Trust             NYSE      $1,059,337,500
     Liberty Property Trust                  NYSE        $449,289,770
     First Industrial Rlty. Trust            NYSE        $377,627,980
MANUF. HOUSING
     Manufacturer Home Com.                  NYSE        $420,417,000
     ROC Communities, Inc.                   NYSE        $287,293,438
     Sun Communities                         NYSE        $257,556,000
MEDICAL
     Meditrust                               NYSE      $1,717,019,125
     Health Care Property Investors          NYSE        $966,923,732
     Health & Retirement Properties          NYSE        $924,846,344
     Nationwide Health Prop.                 NYSE        $793,760,000
     National Health Investors               NYSE        $566,745,185
     Omega HealthCare Investors              NYSE        $531,424,461
     American Health Properties              NYSE        $452,395,000
MIXED
     Duke Realty Investments, Inc.           NYSE        $742,331,250
     Spieker Properties                      NYSE        $641,179,776
     Washington REIT SBI                     ASE         $470,730,046
MORTGAGE
     CWM Mortgage Holdings, Inc.             NYSE        $548,562,200
     Capstead Mortgage Corporation           NYSE        $493,554,000
     Resource Mortgage Capital, Inc.         NYSE        $407,612,473
OFFICE
     Crescent R. E. Equities, Inc.           NYSE        $652,588,554
     Cousins Properties                      NASDAQ      $511,492,750
     Highwood Properties, Inc.               NYSE        $495,850,000
     Beacon Properties Corp.                 NYSE        $411,468,750
RETAIL-MALL
     Simon Property Group                    NYSE      $1,359,935,113
     Debartolo Realty Corp.                  NYSE        $766,670,226
     General Growth Properties, Inc          NYSE        $562,496,550
     Taubman Centers, Inc.                   NYSE        $443,303,130
     CBL & Associates Prop.                  NYSE        $431,883,798
     Crown American Realty Trust             NYSE        $226,129,745
RETAIL-OUTLET
     Chelsea GCA Realty                      NYSE        $332,359,375
     Mills Corp.                             NYSE        $306,420,398
     Factory Stores of America Inc.          NYSE        $234,795,280
RETAIL-STRIP
     New Plan Realty Trust                   NYSE      $1,172,492,250
     Weingarten Realty Investors             NYSE        $934,713,625
     Vornado Realty Trust                    NYSE        $908,960,138
     Kimco Realty Corp.                      NYSE        $894,711,080
     Federal Realty Investment Trust         NYSE        $740,777,125
     Developers Diversified Realty           NYSE        $562,075,624
     Glimcher Realty Trust                   NYSE        $445,519,750
     Realty Income Corp.                     NYSE        $412,000,875
SELF STORAGE
     Storage Equities Inc.                   NYSE        $783,043,723
     Shurgard Storage Centers, Inc.          NYSE        $562,075,177
     Storage USA Inc. REIT                   NYSE        $532,707,373
SPECIALTY
     Franchise Finance Corp.                 NYSE        $865,390,459
     National Golf Properties, Inc.          NYSE        $232,356,250
     CA. Jockey Club & Bay Meadows           ASE          $92,771,269

REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income and a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Mortgage REITs are sensitive to the credit quality of the underlying borrowers. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. The value of REITs may be affected by management skill, cash flow and tax and regulatory requirements.

The investment objective of the Realty Growth Fund is long-term growth of capital. Current income is a secondary objective. In selecting investments for the Fund, the Adviser will emphasize equity securities of real estate industry companies which it believes are undervalued or which it believes to have significant "turnaround" potential. For purposes of the Fund's investments, a "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate. The equity securities in which the Fund will invest may include common stocks, shares of beneficial interest and securities with common stock characteristics, such as preferred stock, warrants and debt securities convertible into common stock. The debt securities in which the Fund will invest may include bonds, notes and other short-term debt obligations. In determining whether a security is undervalued, the Adviser may take into account price-earnings ratios, cash flows, relationships of asset value to market prices of the securities, interest or dividend payment histories and other factors which it believes to be relevant. The Adviser may determine that a company has "turnaround" potential based on, for example, changes in management or financial restructurings. The Fund's performance depends on conditions in the real estate industry.

The investment objective of the Residential Realty Income Fund is current income. Long-term growth of capital is a secondary objective of the Fund. Under normal circumstances, at least 65% of the Fund's total assets are invested in debt and equity securities of REITs and other companies in the residential sector of the real estate industry. A company will be deemed to be in the residential sector of the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of real estate used primarily for residential purposes.

The investment objective of the Retail Realty Income Fund is current income. Long-term growth of capital is a secondary objective of the Fund. Under normal circumstances, at least 65% of the Fund's total assets are invested in debt and equity securities of REITs and other companies in the retail sector of the real estate industry. A company will be deemed to be in the retail sector of the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of real estate used primarily for retail purposes.

The investment objective of the Healthcare Realty Income Fund is current income. Long-term growth of capital is a secondary objective of the Fund. Under normal circumstances, at least 65% of the Fund's total assets are invested in debt and equity securities of REITs and other companies in the healthcare sector of the real estate industry. A company will be deemed to be in the healthcare sector of the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of real estate used primarily for healthcare purposes.

Because the Funds invest primarily in the real estate industry, their investments may be subject to certain risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; and variations in rental income. For more information on these and other risks of investing in the real estate industry, see "INVESTMENT OBJECTIVE AND POLICIES - Risks of Investing" in the Prospectus.

The policies described above and those described below are not fundamental and may be changed without shareholder approval.

Mortgage-Backed Securities

The Funds (other than the REIT Index Fund) may invest in securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities").

Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("Ginnie Mae") and government-related organizations such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Adviser purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a Mortgage-Backed Security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities' return to a Fund. In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue. Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. This guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are guaranteed as to timely payment of the principal and interest by Fannie Mae. Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds (other than the REIT Index Fund) may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans ("CMOs" and "REMICs") and derivative multiple-class mortgage-backed securities ("Stripped Mortgage-Backed Securities" or "SMBSs").

Short-Term Investments

For temporary defensive purposes, each Fund (other than the REIT Index Fund) may invest up to 100% of its total assets in short-term investments. Each Fund (including the REIT Index Fund) may also make short-term investments for liquidity purposes (e.g., in anticipation of redemptions or purchases of securities). The Funds may invest in short-term investments consisting of corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-l, Aa or better by Moody's Investors Service, Inc. ("Moody's") or A-1, AA or better by Standard & Poor's Ratings Group ("Standard & Poor's"); obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-l, Aa or better by Moody's, or A-1, AA or better by Standard & Poor's; obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months; securities of registered investment companies, subject to the provisions of the 1940 Act; and repurchase agreements. These investments may have a lower yield than would be available from investments with a lower quality or longer term.

Lower Rated Debt Securities

The Funds (other than the REIT Index Fund) may invest in debt securities which are rated Caa or higher by Moody's or CCC or higher by Standard & Poor's or Fitch Investors Service, Inc. ("Fitch") or equivalent unrated securities. However, no Fund may invest more than 10% of its assets (25% for the Realty Growth Fund) in debt securities rated lower than Baa by Moody's or BBB by Standard & Poor's or Fitch or securities not rated by Moody's, Standard & Poor's or Fitch which the Adviser deems to be of equivalent quality. Bonds rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater risks than those associated with investment in investment-grade bonds (i.e., bonds rated BBB or better by Standard & Poor's or Fitch or Baa or better by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which certain of the Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Adviser will attempt to reduce these risks through diversification of each Fund's portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Foreign Real Estate Companies and Associated Risks

Each Fund (other than the REIT Index Fund) may invest in securities of non-U.S. real estate companies. The risks of investing in real estate and real estate companies are described in the Prospectus and above under "Investment Policies." Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in U.S. investments. For example, the value of these securities fluctuates based on the relative strength of the U.S. dollar. In addition, there is generally less publicly available information about non-U.S. issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Non-U.S. issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Investments in securities of non-U.S. issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of other countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

It is anticipated that in most cases the best available market for securities of non-U.S. real estate companies would be on exchanges or in over-the-counter markets located outside the U.S. Non-U.S. securities markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some non-U.S. real estate companies (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Non-U.S. security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payments, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a non-U.S. broker-dealer. In addition, non-U.S. brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of non-U.S. securities exchanges, brokers and listed companies than in the U.S.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for the Funds to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

The Funds may invest in securities of non-U.S. real estate companies that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. real estate companies of the same class that are not subject to such restrictions.

Repurchase Agreements

Each Fund may invest in repurchase agreements collateralized by securities in which that Fund may otherwise invest. Repurchase agreements are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the 1940 Act, repurchase agreements may be considered to be loans by the buyer. The Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although that Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Funds are fully collateralized, with such collateral being marked to market daily.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. When the Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

Lending of Portfolio Securities

Consistent with applicable regulatory requirements and in order to generate income, each Fund may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. The Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the Adviser determines to make loans, it is not intended that the value of the securities loaned by the Fund would exceed 30% of the value of its net assets.

Restricted Securities and Illiquid Investments

The Trust may purchase securities for the Funds that are not registered ("restricted securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations.

The Trust does not invest more than 15% of any Fund's net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restrictions on resale and restricted securities, unless the Trustees determine, based on the trading markets for the specific restricted security, that it is liquid. The Trust's Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Trust's Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations.

"When-Issued" Securities

Each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the applicable Fund would take delivery of such securities. When the Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, even though the Funds do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, the Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Adviser determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Fund would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation).

Options and Futures Contracts

To hedge against changes in securities prices, each Fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. Each Fund may also purchase put and call options on securities indices that are based on securities in which it may invest. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and other financial instruments and indices. A Fund may engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on foreign exchanges.

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging, by use of futures contracts, seeks to establish with more certainty the effective price and rate of return on portfolio securities and securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on securities indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

A Fund may use options on futures contracts for bona fide hedging or non-hedging purposes as discussed below.

A Fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit investment companies registered under the 1940 Act to engage in such transactions without requiring their sponsors to be registered as commodity pool operators. No Fund is permitted to engage in speculative futures trading. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or in securities which it expects to purchase. Except as stated below, a Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. In particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

No Fund may purchase or sell non-hedging futures contracts or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") would exceed 5% of the market value of the Fund's total assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities and currencies, require the Fund to segregate assets to cover such contracts and options.

Transaction costs associated with futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require a Fund to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

                                            Investment Restrictions

Fundamental Restrictions

The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to any Fund without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the respective Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the respective Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

A Fund may not:

     (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow from banks and enter into reverse repurchase agreements in an amount not to exceed 33 1/3% of the current value of its respective net assets, including the amount borrowed (and no Fund may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken at market value). It is intended that a Fund would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities.

     (2) Make short sales of securities or purchase securities on margin, except that the Trust may purchase and sell various types of futures contracts and may obtain short term credits as necessary for the clearance of security transactions.

     (3) Underwrite securities issued by other persons, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

     (4) Make loans to other persons except (a) through the lending of its portfolio securities, but not in excess of 33 1/3%, of the Fund's net assets,(b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities; for purposes of this paragraph 4 the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

     (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business, except that the Fund may purchase and sell mortgage-related securities and may hold and sell real estate acquired as a result of the ownership of securities by the Fund.

     (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction
            (1) above.

     (7) In the case of the REIT Index Fund, with respect to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States government or any agency or instrumentality thereof); provided that, for purposes of this restriction the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract.

     (8) In the case of the REIT Index Fund, with respect to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund.

     (9) Invest 25% or more of its assets in securities of issuers in any one industry (other than securities or obligations issued or guaranteed by the United States government or any agency or instrumentality thereof), except that it will invest at least 25% of its assets in securities of issuers in the real estate industry.

State and Federal Restrictions

In order to comply with certain state and federal statutes and policies each Fund does not as a matter of operating policy: (i) borrow money for any purpose in excess of 10% of the net assets of the Fund (taken at cost) (the Fund will not purchase any securities for the Fund at any time at which borrowings exceed 5% of the total assets of the Fund (taken at market value)), (ii) sell any security which the Fund does not own unless by virtue of the ownership of other securities there is at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions, (iii) invest for the purpose of exercising control or management, (iv) purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken in each case at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for the Fund, (v) invest more than 15% of the net assets of the Fund in securities that are not readily marketable or which are subject to legal or contractual restrictions on resale including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days,
(vi) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value, (vii) make short sales of securities, except that the Trust may purchase and sell various types of futures contracts and may obtain short term credits as necessary for the clearance of security transactions, (viii) invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange, (ix) with respect to 50% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer and, as to the remaining 50% of the Fund's total assets, invest more than 25% in the securities of any one issuer, (x) purchase securities of any issuer if, as to 75% of the assets of the Fund at the time of purchase, more than 10% of the voting securities of any issuer would be held by the Fund, or
(xi) invest more than 15% of the Fund's total assets in the securities of issuers which together with any predecessors (including public and private predecessor operating companies) have a record of less than three years of continuous operating or securities of issuers which are restricted as to disposition, despite any determinations made by the Board of Trustees that such securities are liquid.

Except as provided below, in order to comply with Rule 260.140.85(b) of Title 10 of the California Code of Regulations, a Fund will not engage in short sales (other than sales against the box) or margin purchases, in writing, buying or selling puts and calls on securities, stock index futures, options on stock index futures, securities, stock index futures, options on stock index futures, financial futures contracts or options thereon, or in other investment practices which, in the opinion of the California Commissioner of Corporations, are highly speculative, unless the securities of the Fund are offered only to a limited class of purchasers and are subject to other sales limitations as the California Commissioner of Corporations may require, and adequate disclosure is made of the speculative nature of the security. However, a Fund may engage in writing puts or calls if each of the following conditions are met: (i) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, (ii) the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold shall not exceed 25% of the net assets of the Fund, (iii) the securities subject to the exercise of a call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold, and (iv) at the time a put is written the Fund must establish a segregated account with its custodian consisting of cash or short term United States Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put; this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written. A Fund may buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, if such options are written by other persons and if (i) the options or futures are offered through the facilities of a national securities association approved by the California Commissioner of Corporations or are listed on a national securities or commodities exchange, (ii) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets, and (iii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

These policies are not fundamental and may be changed by each Fund without the approval of its shareholders in response to changes in state and federal requirements.

Percentage Restrictions

If a percentage restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held for a Fund will not be considered a violation of policy.

                          3.  PERFORMANCE INFORMATION

A total rate of return quotation for each Fund is calculated for any period by
(a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result. Total rates of return may also be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value per share would be reduced if the maximum sales charge were taken into account.

Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

The aggregate total rate of return for the Funds for the period from July 3, 1995 (commencement of operations) to September 30, 1995 was as follows: REIT Index Fund, -0.09% (with maximum sales load) and 3.00% (with no sales load); Realty Growth Fund, -6.17% (with maximum sales load) and -1.75% (with no sales load); Residential Realty Income Fund, -5.36% (with maximum sales load) and - 0.90% (with no sales load); Retail Realty Income Fund, -6.17% (with maximum sales load) and -1.75% (with no sales load); and Healthcare Realty Income Fund, -3.62% (with maximum sales load) and 0.93% (with no sales load). For the thirty day period ended September 30, 1995, the yield of the Funds was as follows: REIT Index Fund, 6.44% (with maximum sales load) and 6.64% (with no sales load); Realty Growth Fund, 2.74% (with maximum sales load) and 2.87% (with no sales load); Residential Realty Income Fund, 5.20% (with maximum sales load) and 5.45% (with no sales load); Retail Realty Income Fund, 7.89% (with maximum sales load) and 8.27% (with no sales load); and Healthcare Realty Income Fund, 6.19% (with maximum sales load) and 6.48% (with no sales load). These performance quotations should not be considered as representative of the Funds' performance for any specified period in the future. Aggregate total return is calculated similarly to annual total rate of return, except that the return is aggregated rather than annualized.

               4.  DETERMINATION OF NET ASSET VALUE; VALUATION OF
           SECURITIES; ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The net asset value of each share of each Fund is determined each day during which the New York Stock Exchange is open for trading (a "Business Day"). As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value of shares of a Fund is made once each day at 4 p.m. New York time by dividing the value of each Fund's net assets (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. A share's net asset value is effective for orders received by the Distributor prior to its calculation and prior to the close of the Business Day on which such net asset value is determined.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation. Equity securities are valued at the last quoted sale price, at the time of valuation, on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation, or securities for which sales prices are not generally reported, are valued at the mean between the current bid and asked prices. Securities listed on a non-U.S. exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the- counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Trading in securities on most non-U.S. exchanges and over-the-counter markets is normally completed before 4:00 p.m. New York time and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees.

Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of any premium.

Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of each Fund, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, that holder could incur brokerage or other charges in converting the securities to cash.

Redemptions of shares of the REIT Index Fund made within six months of purchase are subject to a redemption fee in the amount of 1% of the net asset value of the shares redeemed. Redemptions of shares of the REIT Index Fund made between six and twelve months after purchase will be subject to a redemption fee of 0.50% of the net asset value of the shares redeemed. No redemption fee is imposed if the proceeds are immediately invested in shares of one or more of the other Funds, but a further redemption of shares of the other Fund may result in a redemption fee at the rate which would have been applicable if the shareholder had continued to hold shares of the REIT Index Fund. All redemption fees are payable to the applicable Fund. The Board of Trustees of the Trust has adopted a policy of waiving the redemption fee otherwise applicable to a redemption by an omnibus account.

Redemption proceeds are normally paid by check within seven days after receipt of a redemption request. However, the right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which (a) trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable;
(b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

Letter of Intent

If an investor anticipates purchasing sufficient shares to entitle the investor to a quantity discount alone or in combination with any shares of other series of the Trust within a 13-month period, the investor may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a Letter of Intent on the terms described below. Subject to acceptance by the Distributor and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent. The shareholder must inform the Distributor that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, an increased sales charge will apply as described below. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of the original purchase if the Distributor is informed in writing of this intent within the 90-day period. The value of shares of a Fund held prior to the commencement of a Letter of Intent may be included, at their cost or maximum offering price (whichever is higher), as a credit toward the completion of a Letter of Intent, but the reduced sales charge applicable to the amount covered by such Letter is applied only to new purchases. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent is deducted from the total purchases made under such Letter.

If the investment specified in the Letter of Intent is not completed (either prior to or by the end of the 13-month period), the Administrator will redeem, within 20 days of the expiration of the Letter of Intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the Letter of Intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the Letter of Intent, the shareholder irrevocably appoints the Administrator his or her attorney to surrender for redemption any or all shares purchased under the Letter of Intent with full power of substitution in the premises.

Right of Accumulation

A shareholder qualifies for cumulative quantity discounts on the purchase of shares when his or her new investment, together with the current offering price value of all holdings of that shareholder in the Funds, reaches a discount level. See "INFORMATION ABOUT FUND SHARES - How to Purchase Shares" in the Prospectus for the sales charges on quantity discounts. A shareholder must provide the Distributor with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

Exchange Privilege

Shares of each Fund for which payment has been received (i.e., an established account) may be exchanged at their net asset value for shares of each other Fund. No initial sales charge is imposed on shares being acquired through an exchange unless the sales charge of the Fund being exchanged into is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). No redemption fee is imposed on shares being disposed of through an exchange; however, a redemption fee may apply to redemptions of shares acquired through an exchange of shares of the REIT Index Fund at the rate which would have been applicable if the shareholder had continued to hold shares of the REIT Index Fund. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

Each Exchange Request must be in proper form (see "How to Redeem Shares" in the Prospectus), and each exchange must involve either shares having an aggregate value of at least $1,000 ($5,000 for the REIT Index Fund) or all the shares in the shareholder's account. Each exchange involves the redemption of the shares of a Fund to be exchanged and the purchase at net asset value of the shares of the other Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's Federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax- exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to 4:00 p.m. New York time, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by a Fund, and thus the purchase of shares of the other Fund, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders.

                                 5.  MANAGEMENT

The Trustees and officers of the Trust, their ages, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust.

Trustees of the Trust

Winsor H. Aylesworth*, age 48 - President and Treasurer of the Trust; President and Director, GrandView Advisers, Inc. (since March, 1995); President and Director, WHA Enterprises, Inc. (since September, 1991); Executive Vice President, Loan Review Department, Bank of Boston Connecticut (1990 - 1993). His address is 127 Grandview Drive, Glastonbury CT 06033.

Arthur Collins, age 66 - Trustee of the Trust; President, Collins Enterprises LLC/Collins Development Corporation (since 1972); Director, Connecticut National Bank (1986 - 1992). His address is 53 Forest Avenue, Old Greenwich, CT 06870.

Richard W. Jagolta, age 61 - Trustee of the Trust; Business Development Manager, Polaroid Corporation (1957 - April, 1995). His address is 40 Blueridge Avenue, Saugus, MA 01906.

Raymond H. Weaving, age 54 - Trustee of the Trust; Director of Lending, Massachusetts Housing Investment Corporation (since November, 1993); Vice President and Team Leader, Baybank Boston, Inc. (1992 - 1993); Consultant, Malden Trust Co. (1991 - 1992); Division Executive, Bank of Boston (1965 -
1991).  His address is 11 Perry Henderson Drive, Framingham, MA 01701.

Officers of the Trust

Winsor H. Aylesworth*, age 48 - President and Treasurer of the Trust; President and Director, GrandView Advisers, Inc. (since March, 1995); President and Director, WHA Enterprises, Inc. (since September, 1991); Executive Vice President, Loan Review Department, Bank of Boston Connecticut (1990 - 1993). His address is 127 Grandview Drive, Glastonbury CT 06033.

Lucille C. Carlson*, age 37 - Vice President of the Trust; Director, GrandView Advisers, Inc. (since March, 1995); Director of Research, WHA Enterprises, Inc. (since July, 1993) Assistant Vice President, Loan Review Department, Bank of Boston Connecticut (1991 - April, 1995); Real Estate Management Officer, John Hancock Properties, Inc. (1987 - 1990). Her address is 127 Grandview Drive, Glastonbury CT 06033.

David F. Wolf*, age 48 - Vice President of the Trust; Director, GrandView Advisers, Inc. (since March, 1995); Director of Marketing, WHA Enterprises, Inc. (since July, 1993); Financial Planning Consultant, John Hancock Financial Services, Inc. (1992 - May, 1995); real estate developer (1991 - 1992); Account Executive, NCNB Securities, Inc. (1990 - 1991); Stock Broker, Shearson Lehman Brothers, Inc. (1983 - 1990). Mr. Wolf is a registered representative of the Funds' Distributor, Capital Investment Group, Inc. His address is 127 Grandview Drive, Glastonbury CT 06033.

Frank P. Meadows, III*, age 34 - Secretary of the Trust; Commission Based Broker, Capital Investment Group, Inc. (since October, 1993); Managing Director, The Nottingham Company, Inc. (since January, 1988); Commission Based Broker, Mid-Atlantic Securities (1989 - 1993). His address is 105 North Washington Street, Rocky Mount, NC 27802.

To provide the initial capital of the Trust, on May 18, 1995, GrandView Advisers, Inc. purchased an aggregate of 2000 shares of each of the Funds at the net asset value of $10 per share for an aggregate purchase price of $100,000.

The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Principal Holders of Voting Securities

As of January 10, 1995, the Trustees and officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 55.151% of the then outstanding shares of the REIT Index Fund; 61.704% of the then outstanding shares of the Realty Growth Fund; 96.743% of the then outstanding shares of the Residential Realty Income Fund; 99.985% of the then outstanding shares of the Retail Income Fund; and 77.404% of the then outstanding shares of the Healthcare Realty Income Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of January 10, 1995.

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership*            Percent

REIT Index Fund

Winsor H. Aylesworth                       1,972.283 shares            16.049%
127 GrandView Drive
Glastonbury, Connecticut  06033

Marie T. Aylesworth                          972.763 shares             7.916%
435 South Gulfstream
Sarasota, Florida  34236

Maryanne S. Aylesworth                     1,572.044 shares            12.792%
127 GrandView Drive
Glastonbury, Connecticut  06033

Lucille C. Carlson & Suk-Ying Chan         1,004.016 shares             8.170%
31 Glendale Road
West Hartford, Connecticut  06107

GrandView Advisers, Inc.                   2,000.000 shares            16.274%
127 GrandView Drive
Glastonbury, Connecticut  06033

Chuck K. Chan                              1,416.311 shares            11.525%
2146 Woodley Way
Mountain View, California  94040

Peter A. Harvey                              995.857 shares             8.103%
42 Lords Hill Road
Stonington, Connecticut  06378

Robert F. Schatz                           1,542.145 shares            12.459%
120 GrandView Drive
Glastonbury, Connecticut  06033

Realty Growth Fund

Winsor H. Aylesworth                       2,084.268 shares            20.513%
127 GrandView Drive
Glastonbury, Connecticut  06033

Maryanne S. Aylesworth                     1,665.909 shares            16.395%
127 GrandView Drive
Glastonbury, Connecticut  06033

Lucille Carlson & Suk-Ying Chan              519.384 shares             5.112%
31 Glendale Road
West Hartford, Connecticut  06107

GrandView Advisers, Inc.                   2,000.000 shares            19.684%
127 GrandView Drive
Glastonbury, Connecticut  06033

Peter A. Harvey                            1,049.765 shares            10.332%
42 Lords Hill Road
Stonington, Connecticut  06378

Charles P. Collins                           925.281 shares             6.154%
31 Glendale Road
West Hartford, Connecticut  06107

Chuck K. Chan                                980.509 shares             9.650%
2146 Woodley Way
Mountain View, California  94040

Residential Realty Income Fund

Winsor H. Aylesworth                       2,057.485 shares            35.014%**
127 GrandView Drive
Glastonbury, Connecticut  06033

Maryanne S. Aylesworth                     1,627.292 shares            27.693%**
127 GrandView Drive
Glastonbury, Connecticut  06033

GrandView Advisers, Inc.                   2,000.000 shares            34.036%**
127 GrandView Drive
Glastonbury, Connecticut  06033

Retail Realty Income Fund

Winsor H. Aylesworth                       2,083.538 shares            31.614%**
127 GrandView Drive
Glastonbury, Connecticut  06033

Maryanne S. Aylesworth                     1,644.526 shares            24.953%**
127 GrandView Drive
Glastonbury, Connecticut  06033

Lucille Carlson & Suk-Ying Chan              529.419 shares             8.033%
31 Glendale Road
West Hartford, Connecticut  06107

GrandView Advisers, Inc.                   2,024.975 shares            30.726%**
127 GrandView Drive
Glastonbury, Connecticut  06033

Healthcare Realty Income Fund

Winsor H. Aylesworth                       2,002.722 shares            25.490%**
127 GrandView Drive
Glastonbury, Connecticut  06033

Marie T. Aylesworth                          987.167 shares            12.564%
435 South Gulfstream
Sarasota, Florida  34236

Maryanne S. Aylesworth                     1,591.830 shares            20.260%
127 GrandView Drive
Glastonbury, Connecticut  06033

Lucille C. Carlson & Suk-Ying Chan           486.976 shares             6.198%
31 Glendale Road
West Hartford, Connecticut  06107

GrandView Advisers, Inc.                   2,000.000 shares            25.456%**
127 GrandView Drive
Glastonbury, Connecticut  06033

Dorothy J. Wolf                              499.351 shares             6.356%
P.O Box 116
Conegtoga, Pennsylvania  17516

* All amounts indicated are believed by the Trust to be owned both of record and beneficially by the indicated shareholders.

** Under applicable SEC regulations, this shareholder is deemed to control the Fund in question.

Adviser

GrandView Advisers, Inc. manages the assets of each Fund pursuant to separate investment advisory agreements (the "Advisory Agreements"). Subject to such policies as the Board of Trustees may determine, the Adviser manages the securities of each Fund and makes investment decisions for each Fund. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting securities transactions for each Fund. Each of the Advisory Agreements will continue in effect until April 26, 1997 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

Winsor H. Aylesworth, Lucille C. Carlson and David F. Wolf own, respectively, 60%, 20% and 20% of the outstanding capital stock of the Adviser, and serve as co-portfolio managers for the Funds. They collectively have over 50 years experience in the commercial real estate finance and management and securities businesses. Winsor H. Aylesworth, President, Treasurer and Director of the Adviser, has had over ten years of experience with Bank of Boston Corporation and Bank of Boston Connecticut. At Bank of Boston, Mr. Aylesworth's responsibilities included forming and managing workout and OREO groups and overseeing the disposition of real estate properties and other assets by the OREO groups. Mr. Aylesworth was also responsible for managing Bank of Boston Corporation's Florida Loan Production Office and for overseeing the granting of construction loans on investment grade real estate. Lucille C. Carlson, a Director of the Adviser, has managed cases on non-performing assets, including loan restructuring and OREO management and disposition, for Bank of Boston Connecticut. Ms. Carlson has served as a real estate asset management officer, managing an institutional grade real estate portfolio comprised of commercial property and other portfolios consisting of real estate property and mortgages for John Hancock Properties Inc. and Cigna Investments Inc., and has served as a securities and equity analyst. David F. Wolf, a Director of the Adviser, has over eight years of experience as a financial consultant, serving as a consultant for John Hancock Financial Services and Shearson Lehman Brothers. Mr. Wolf has acted as an account executive for NCNB Securities and has professional experience in the areas of real estate developing, lending, workouts and asset management. Mr. Aylesworth, Ms. Carlson and Mr. Wolf also own all of the outstanding capital stock of WHA Enterprises, Inc., which since 1991 has published a monthly newsletter on the REIT industry known as The Winsor Report. The Adviser was organized in March, 1995 and has no previous experience as an investment adviser.

Each of the Advisory Agreements provides that the Adviser may render services to others. Each Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

Upon termination of any contract with GrandView Advisers, Inc., or any corporation affiliated therewith, acting as investment adviser or manager, the Board of Trustees will promptly change the name of the Trust and of each of the Funds to a name which does not include "GrandView" or any approximation or abbreviation thereof.

The Prospectus contains a description of the fees payable to the Adviser for services under the Advisory Agreements.

Administrator

Pursuant to an administrative services agreement (the "Administrative Services Agreement"), Nottingham serves as the administrator and fund accounting, dividend disbursing and transfer agent for the Funds. Under the Administrative Services Agreement Nottingham provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. The Administrator provides persons satisfactory to the Board of Trustees to serve as Trustees and officers of the Trust. Such Trustees and officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of Nottingham or its affiliates.

The Administrative Services Agreement with the Trust provides that Nottingham may render administrative services to others. The Administrative Services Agreement with the Trust terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the outstanding voting securities of the Trust or by either party on not more than 90 days' written notice. The Administrative Services Agreement with the Trust also provides that neither Nottingham, as the Administrator, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Trust's Administrative Services Agreement.

The Prospectus contains a description of the fees payable to the Administrator under the Administrative Services Agreement.

Distributor

Capital Investment Group serves as the Distributor of each Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement") with the Trust. Unless otherwise terminated, the Distribution Agreement for the Funds remains in effect until April 26, 1996 and, for each Fund, thereafter will continue from year to year upon annual approval by the Trust's Board of Trustees, or by the vote of a majority of the outstanding voting securities of the Trust and by the vote of a majority of the Board of Trustees who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

The Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to shares of the Funds after concluding that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and its shareholders. The Distribution Plan provides that each Fund will pay a monthly distribution fee to the Distributor at an annual rate not to exceed 0.25% of such Fund's average daily net assets. The Board of Trustees does not currently intend to authorize the payment of any such fee from the REIT Index Fund, although they have the authority under the Distribution Plan to do so in the future.

The Distributor may use all or any portion of any such distribution fee to pay for employee salaries, bonuses and other overhead expenses, service fees to be paid to certain banks and broker-dealers which provide certain services to their customers who hold Fund shares, and other such distribution-related expenses.

The Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Distribution Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated with respect to any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

As contemplated by the Distribution Plan, Capital Investment Group acts as the agent of the Trust in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. After the prospectuses and periodic reports of the Funds have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies thereof which are used in connection with the offering of shares of the Funds to prospective investors.

David F. Wolf, a registered representative of the Funds' Distributor, may receive brokerage commissions from the Distributor in connection with sales of shares of the Funds. Mr. Wolf is a Vice President of the Trust and a Director of GrandView Advisers, Inc.

Custodian

The Trust has entered into a Custodian Agreement with Wachovia Bank of North Carolina, N.A., pursuant to which custodial services are provided for the Trust and the Funds. The address of Wachovia Bank of North Carolina, N.A. is 301 North Main Street, Winston-Salem, North Carolina 27102.

Auditors

KPMG Peat Marwick LLP are the independent auditors for the Trust. The address of KPMG Peat Marwick LLP is Suite 1900, 1021 East Cary Street, Richmond, Virginia 23219.

Counsel

Bingham, Dana & Gould serve as counsel for the Trust. The address of Bingham, Dana & Gould is 150 Federal Street, Boston, Massachusetts 02110.

                                          6.  PORTFOLIO TRANSACTIONS

The Trust trades securities for a Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the portfolio of the REIT Index Fund will be effected primarily to accommodate cash flows into and out of the Fund and changes in the GrandView REIT Index. Changes in a Fund's investments are generally made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. It is anticipated that the portfolio turnover rate of the REIT Index Fund and of each of the other Funds will not exceed 75% and 100%, respectively, in the coming year. The amount of a Fund's brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

The primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of each Fund on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of a Fund's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Funds by the Adviser. At present no other recapture arrangements are in effect.

Under the Advisory Agreements, in connection with the selection of such brokers or dealers and the placing of such orders, the Adviser is directed to seek for each Fund in its best judgment, prompt execution in an effective manner at the most favorable price. Subject to this requirement of seeking the most favorable price, securities may be bought from or sold to broker-dealers who have furnished statistical, research and other information or services to the Adviser or the Funds, subject to any applicable laws, rules and regulations.

 The investment advisory fee that each Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

In certain instances there may be securities that are suitable as an investment for a Fund, as well as for one or more of the Adviser's other clients (including other Funds). When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

            7.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.0001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. While there are at present no series of the Trust other than the Funds, the Trust has reserved the right to create and issue additional series of shares, as well as classes of shares within each series. Each share of each Fund represents an equal proportionate interest in the Fund with each other share. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution.
Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders, but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing
by a specified number of shareholders.   No material amendment may be made to
the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's outstanding shares, or of the affected series, would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

It is not contemplated that share certificates will be issued for the shares. However, upon the written request of a shareholder, the Trustees, in their discretion, may authorize the issuance of share certificates and promulgate appropriate rules and regulations as to their use.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                      8.  CERTAIN ADDITIONAL TAX MATTERS

Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of a Fund's gross income, the amount of Fund distributions, and the composition and holding period of a Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes will be required to be paid by the Funds, although non-U.S. source income earned by each Fund may be subject to non-U.S. withholding taxes. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income, and distributions by that Fund would generally be taxable as ordinary income to shareholders.

The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Any dividend that is declared by a Fund in October, November or December of any calendar year, that is payable to shareholders of record in such a month and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

In general, any gain or loss realized upon a taxable disposition of shares of any of the Funds by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of shares of a Fund within 90 days after their purchase followed by any purchase (including purchases by exchange or by reinvestment) of shares of that same Fund.

The Funds' transactions in forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Funds will limit their activities in forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

Special tax considerations apply with respect to non-U.S. investments of the Funds. Investment income received by a Fund from non-U.S. securities may be subject to non-U.S. income taxes withheld at the source. The United States has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. The Funds intend to qualify for treaty-reduced rates where available. It is not possible, however, to determine the Funds' effective rate of non-U.S. tax in advance since the amount of the Funds' respective assets to be invested within various countries is not known.

                                           9.  FINANCIAL STATEMENTS

Attached.

                                                               GRANDVIEW INVESTMENT TRUST

                                                           STATEMENT OF ASSETS AND LIABILITIES

                                                                      May 22, 1995



                                                GrandView        GrandView         GrandView        GrandView        GrandView
                                               REIT Index      Realty Growth  Residential Realty  Retail Realty  Healthcare Realty
                                                  Fund             Fund           Income Fund      Income Fund      Income Fund

ASSETS
   Cash                                          $20,000          $20,000           $20,000          $20,000          $20,000
   Deferred organization expenses,
    net (note B)                                  26,775           26,775            26,775           26,775           26,775

      Total assets                                46,775           46,775            46,775           46,775           46,775

LIABILITIES
   Accrued organization expenses                  26,775           26,775            26,775           26,775           26,775

      Total liabilities                           26,775           26,775            26,775           26,775           26,775

NET ASSETS
   (applicable to 2,000 shares outstanding
    each; unlimited shares of no par value
     beneficial interest authorized)             $20,000          $20,000           $20,000          $20,000          $20,000

NET ASSET VALUE PER SHARE (note F)               $10,000          $10,000           $10,000          $10,000          $10,000

NET ASSETS CONSIST OF
   Paid in capital                               $20,000          $20,000           $20,000          $20,000          $20,000

See accompanying notes to financial statements

                         GRANDVIEW INVESTMENT TRUST

                        NOTES TO FINANCIAL STATEMENTS

                                May 22, 1995


(A) GrandView Investment Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 1995. The GrandView REIT Index Fund, GrandView Realty Growth Fund, GrandView Residential Realty Income Fund, Grandview Retail Realty Income Fund, and GrandView Healthcare Realty Income Fund (collectively the "Funds") are open-ended management investment companies, each a series of the GrandView Investment Trust. GrandView REIT Index Fund is a diversified fund and GrandView Realty Growth Fund, GrandView Residential Realty Income Fund, GrandView Retail Realty Income Fund, and GrandView Healthcare Realty Income Fund are non-diversified funds. The Funds have an unlimited number of authorized shares. The Funds had no operations other than organizational matters and activities in connection with the purchase of 2,000 shares from each of the five funds by GrandView Advisers, Inc. It is currently intended that, upon the effectiveness of the Trust's registration statement with the Securities and Exchange Commission, shares will be offered to the public.

(B) The Funds will bear the cost of all organizational expenses including the fees for registering and qualifying the Funds' shares for distribution. Fees and expenses for the organization and registration of shares of the Funds are estimated to be $133,875 and will be amortized over 60 months. In the event any of the initial shares are redeemed by any holder thereof during the 60 month amortization period, redemption proceeds will be reduced by any unamortized organizational expenses in the same proportion as the number of initial shares of the Fund(s) being redeemed bears to the number of initial shares of the Fund(s) outstanding at the time of the redemption.

(C) The Funds intend to qualify each year and elect to be taxed as regulated investment companies under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the Code). Thus, the Funds intend to be relieved of any federal income tax liability by distributing virtually all of their net investment income and capital gains, if any, to their shareholders. The Funds intend to avoid excise taxable tax liability by making the required distributions under the Code.

(D) Subject to the general supervision of the Funds' Board of Trustees and in accordance with the Funds' investment policies, GrandView Advisers, Inc., of East Glastonbury, Connecticut (the "Adviser"), will manage the Funds' investments. For its advisory services, the Adviser will receive a monthly management fee based on an annual percentage of the Funds' daily net assets indicated as follows:

Management Fees

                                       Residential        Retail          Healthcare
        REIT             Realty          Realty           Realty            Realty
        Index            Growth          Income           Income            Income
        Fund              Fund            Fund             Fund              Fund

        0.35%             1.00%           0.70%            0.70%             0.70%


(E) Capital Investment Group, Inc. will be the Funds' Distributor (the "Distributor"). For its services, which include making payments to qualified securities dealers for sales of Fund shares, the Distributor will receive commissions consisting of the portion of the sales charge on sales of fund shares remaining after amounts allowed to securities dealers. Under a Distribution Plan applicable to all of the Funds except for the Grandview REIT Index Fund, payments of up to 0.25% annually of a Fund's average net assets may be made to the Distributor and others to compensate and reimburse them for activities intended to result in the sale of Fund shares and the servicing of accounts of Fund shareholders.




                           GrandView REIT Index Fund

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1995
                                  (Unaudited)
                                                                Market
                                            Shares               Value
COMMON STOCKS - 81.16%

   Real Estate Investment Trust
         American Health Properties, Inc.       100              $2,162
         Avalon Properties, Inc.                100               2,038
         Camden Property Trust                  200               4,425
         Carr Realty Corporation                100               1,875
         Chelsea GCA Realty, Inc.               100               2,987
         Federal Realty Investment Trust        300               7,013
         First Industrial Realty Trust, Inc     400               8,000
         HGI Realty, Inc.                       100               2,400
         Meditrust Corporation                  100               3,462
         Merry Land & Investment Company        200               4,225
         Mills Corp.                            100               1,813
         New Plan Realty Trust                  100               2,212
         Oasis Residential, Inc.                100               2,250
         ROC Communities, Inc.                  100               2,312
         Realty Income Corporation              550              11,619
         Security Capital Pacific Trust         500               9,500
         Taubman Centers, Inc.                  200               2,000
         Washington Real Estate Investment      200               3,050
         Weingarten Realty Investors            100               3,538
         Wellsford Residential Property Trust   550              11,756

Total Common Stocks (Cost $88,384)                               88,637

PREFERRED STOCKS - 0.15%

   Real Estate Investment Trust
         American Health Properties, Inc.        10                 163

Total Preferred Stocks (Cost $196)                                  163



Total Value of Investments (Cost $88,580)              81.31%    88,800
Other Assets Less Liabilities                          18.69%    20,406
   Net Assets                                         100.00%  $109,206


   (a) Aggregate cost for federal income tax purposes is the same. Unrealized appreciation (depreciation) of securities for federal income tax purposes is as follow:



      Unrealized appreciation                                    $1,170
      Unrealized depreciation                                      (950)

         Net unrealized appreciation/depreciation                  $220



See acccompanying notes to financial statements



                           GrandView REIT Index Fund

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1995
                                  (Unaudited)

ASSETS
   Investments at value (Cost $88,580)                          $88,800
   Cash                                                          18,993
   Interest receivable                                              103
   Dividends receivable                                             905
   Reserve premium                                                   50
   Deferred organization expenses, net (note 3)                  26,775

      Total assets                                              135,626

LIABILITIES
   Payable to advisor                                            26,420

      Total liabilities                                          26,420

NET ASSETS
   (applicable to 10,710 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)      $109,206

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($109,206 / 10,710 shares)                                     $10.20

OFFERING PRICE PER SHARE
   (100 / 97 of $10.20 adjusted to nearest cent)                 $10.51

NET ASSETS CONSIST OF:
   Paid-in capital                                             $109,042
   Undistributed net investment loss                                (56)
   Net unrealized appreciation on investments                       220
                                                               $109,206


See accompanying notes to financial statements

                           GrandView REIT Index Fund

                            STATEMENT OF OPERATIONS

                               September 30, 1995
                                  (Unaudited)

INVESTMENT INCOME
   Income
      Interest                                                       $174
      Dividends                                                     1,047

         Total Income                                               1,221

   Expenses
      Investment advisory fees (note 2)                                36
      Fund administration fees (note 2)                                23
      Professional fees                                                29
      Custody fees                                                     12
      Shareholder recordkeeping fees                                   27
      Registration and filing administration fees                     129
      Operating expenses                                               91
      Shareholder servicing expenses                                  168

         Total expenses                                               515

         Less:
            Expense reimbursements (note 2)                          (355)
            Investment advisory fees waived (note 2)                  (36)
            Fund administration fees waived (note 2)                  (16)

         Net expenses                                                 108

            Net investment income                                   1,113

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Increase in unrealized appreciation on investments                 220

      Net realized and unrealized gain on investments                 220

         Net increase in net assets resulting from operations      $1,333


See accompanying notes to financial statements


                           GrandView REIT Index Fund

                      STATEMENTS OF CHANGES IN NET ASSETS
                                                                  For the
                                                                period from
                                                               July 3, 1995
                                                               (commencement
                                                             of operations) to
                                                                September 30,
                                                                    1995
                                                                (Unaudited)
INCREASE IN NET ASSETS

   Operations
      Net investment income                                        $1,113
      Increase in unrealized appreciation on investments              220

         Net increase in net assets resulting from operations       1,333


   Distributions to shareholders from
      Net investment income                                        (1,169)

   Capital share transactions
      (a)Increase in net assets resulting from
         capital share transactions                               109,042

            Total increase in net assets                          109,206

NET ASSETS
   Beginning of period                                                  0

   End of period                                                 $109,206



(a) A summary of capital share activity follows:
                                               For the period from July 3, 1995
                                                 (commencement of operations)
                                                   to September 30, 1995
                                                      Shares      Value

Shares sold                                            10,627    $108,200
Shares issued for reinvestment
     of distributions                                      83         842
                                                       10,710     109,042

Shares redeemed                                             0           0


   Net increase                                        10,710    $109,042


See accompanying notes to financial statements



                           GrandView REIT Index Fund

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                                                              For the
                                                            period from
                                                            July 3, 1995
                                                           (commencement
                                                           of operations)
                                                            September 30
                                                                1995
                                                             (Unaudited)

Net Asset Value, Beginning of Period                           $10.00

   Income from investment operations
      Net investment income                                      0.10
      Net realized and unrealized gain on investments            0.21

         Total from investment operations                        0.30

   Distributions to shareholders from
      Net investment income                                     (0.11)

Net Asset Value, End of Period                                 $10.20


Total return (a)                                                 3.00%


Ratios/supplemental data
   Net assets, end of period                                   $109,206

   Ratio of expenses to average net assets
      Before expense reimbursements                              5.03%(b)
      After expense reimbursements                               1.05%(b)

   Ratio of net investment income to average net assets
      Before expense reimbursements                              6.89%(b)
      After expense reimbursements                              10.87%(b)


   Portfolio turnover rate                                       0.00%


(a) Does not include sales load.

(b) Annualized.


See accompanying notes to financial statements

                           GrandView REIT Index Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The GrandView REIT Index Fund (the "Fund") is a non-diversified series of shares of beneficial interest of GrandView Investment Trust (the "Trust"). The Trust, an open-end registered management investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on July 3, 1995. The following is a summary of significant accounting policies followed by the Fund.

      A. Security Valuation - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates market value.

      B.    Federal Income Taxes - No provision has been made for federal income
taxes since it is the         policy of the Fund to comply with the provisions
of the Internal Revenue Code applicable to            regulated investment
companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

      C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Distributions to Shareholders - The Fund generally declares dividends quarterly payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.35% of the Fund's average daily net assets.

      Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive or reimburse all or a portion of its fee to limit total Fund operating expenses to 1.05% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $36 ($0.01 per share) and has voluntarily reimbursed a portion of the Fund's operating expenses for the period ended September 30, 1995. The total fees waived and expenses reimbursed by the Advisor amounted to $391.


                           GrandView REIT Index Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



      The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.225% of the Fund's first $25 million of average daily net assets, 0.20% of the next $25 million of average daily net assets,and 0.175% of average daily net assets over $50 million. Addition-ally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees and reimbursed the Fund for expenses amounting to $16 for the period ended September 30, 1995.

      Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period from July 3, 1995 to September 30, 1995, the Distributor retained sales charges in the amount of $17.

      Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

      At September 30, 1995, the Advisor held 2,000 or 19% of the Fund shares outstanding.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

      All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

      The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

      In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

      Purchases of investments, other than short-term investments, aggregated $88,580 for the period ended September 30, 1995. There were no sales of investments during this period.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

      For the period ended September 30, 1995, the Fund made distributions classified as ordinary income in the amount of $1,169. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                          GrandView Realty Growth Fund

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1995
                                  (Unaudited)
                                                              Market
                                          Shares               Value
COMMON STOCKS - 87.47%

   Real Estate Investment Trust - 87.47%
   (a)Angeles Participating Mortgage Trus   3,000              $1,687
   (a)Banyan Hotel Investment Fund          1,500               1,875
      Bedford Property Investors, Inc.        200               1,325
      Burnham Pacific Properties, Inc.        200               2,350
      Crescent Real Estate Equities, Inc.     200               6,150
      Crown American Realty Trust             300               2,475
      First Union Real Estate Investments     200               1,475
      G&L Realty Corporation                  200               2,025
      Highwoods Properties, Inc.              200               5,275
   (a)Homeplex Mortgage Investments Corpo   1,000               1,750
      Innkeepers USA Trust                    600               5,700
      IRT Property Company                    400               3,850
      Jameson Inns, Inc.                      400               3,550
   (a)Koger Equity, Inc.                      400               3,950
   (a)Meridian Point Realty Trust VII Com   2,000               1,750
      MGI Properties, Inc.                    300               4,650
   (a)Mortgage and Realty Trust             3,000                 937
      RFS Hotel Investors, Inc.               200               3,050
      RPS Realty Trust                        500               2,250
      RYMAC Mortgage Investment Corporati   5,700               6,412
      Sizeler Property Investors, Inc.        300               2,813
   (a)TIS Mortgage Investment Company       1,000               2,000
      United Mobile Homes, Inc.               300               2,925
   (a)Vinland Property Trust                2,900               3,263
      Winston Hotels, Inc.                    500               5,625

Total Common Stocks (Cost $79,041)                             79,112

                                         Principal            Market
                                          Amount               Value
REPURCAHSE AGREEMENT (b) - 11.55%
      Wachovia Bank                       $10,448              10,448
      5.34%, due October 2, 1995
      (Cost $10,448)


Total Value of Investments (Cost $89,489)            99.03%    89,560
Other Assets Less Liabilities                         0.97%       880
   Net Assets                                       100.00%   $90,440

                                                             (Continued)

                          GrandView Realty Growth Fund

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1995
                                  (Unaudited)



   (a)   Non-income producing investment.

   (b) Joint repurchase agreement entered into September 30, 1995, with a maturity value of $15,080,609 collateralized by $11,129,000 U.S. Treasury Notes, 9.8750%, due November 15, 2015. The aggregate market value of the collateral at September 30, 1995 was $15,374,653. The Fund's pro rata interest in the collateral at September 30, 1995 was $10,655. The Fund's pro rata interest in the joint repurchase agreement is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102 percent of the sales price of the repurchase agreement.

   (c) Aggregate cost for federal income tax purposes is the same. Unrealized appreciation (depreciation) of securities for federal income tax purposes is as follow:



      Unrealized appreciation                                  $1,793
      Unrealized depreciation                                  (1,721)

         Net unrealized appreciation                              $72

See acccompanying notes to financial statements


                          GrandView Realty Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1995
                                  (Unaudited)

ASSETS
   Investments at value (Cost $89,488)                          $89,561
   Interest receivable                                              151
   Dividends receivable                                             223
   Deferred organization expenses, net (note 4)                  26,775
   Due from advisor (note 2)                                        508

      Total assets                                              117,218

LIABILITIES
   Accrued expenses                                                 (66)
   Payable to Adviser                                            26,775
   Disbursements in excess of cash on demand deposit                 69

      Total liabilities                                          26,778

NET ASSETS
   (applicable to 9,233 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)       $90,440

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($90,440 / 9,233 shares)                                       $9.80

OFFERING PRICE PER SHARE
   (100 / 95.5 of $9.80 adjusted to nearest cent)                $10.26

NET ASSETS CONSIST OF:
   Paid-in capital                                              $89,520
   Undistributed net investment loss                                 64
   Undistributed net realized gain on investments                   784
   Net unrealized appreciation on investments                        72
                                                                $90,440


See accompanying notes to financial statements

                          GrandView Realty Growth Fund

                            STATEMENT OF OPERATIONS

                               September 30, 1995
                                  (Unaudited)

INVESTMENT INCOME
   Income
      Interest                                                       $295
      Dividends                                                       295

         Total Income                                                 590

   Expenses
      Investment advisory fees (note 2)                               102
      Fund administration fees (note 2)                                31
      Professional fees                                                29
      Custody fees                                                     12
      Securities pricing fees                                          60
      Shareholder recordkeeping fees                                   11
      Registration and filing administration fees                     146
      Operating expenses                                              342
      Shareholder servicing expenses                                  178

         Total expenses                                               911

         Less:
            Expense reimbursements (note 2)                          (574)
            Investment advisory fees waived (note 2)                 (102)
            Fund administration fees waived (note 2)                  (31)

         Net expenses                                                 204

            Net investment income                                     386

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from security transactions                       784
   Increase in unrealized appreciation on investments                  72

      Net realized and unrealized gain on investments                 856

         Net increase in net assets resulting from operations      $1,242


See accompanying notes to financial statements

                          GrandView Realty Growth Fund

                      STATEMENTS OF CHANGES IN NET ASSETS
                                                                 For the
                                                               period from
                                                                  July 3,
                                                               (commencement
                                                             of operations) to
                                                                September 30,
                                                                    1995
                                                                 (Unaudited)
INCREASE IN NET ASSETS

   Operations
      Net investment income                                          $386
      Net realized gain  from investment transactions                 784
      Increase in unrealized appreciation on
       investments                                                     72

         Net increase in net assets resulting from
            operations                                              1,242

   Distributions to shareholders from
      Net investment income                                          (322)
      Net realized gain from investment transactions                    0

         Decrease in net assets resulting from distributions         (322)

   Capital share transactions
      (a)Increase in net assets resulting from
         capital share transactions                                89,520

            Total increase in net assets                           90,440

NET ASSETS
   Beginning of period                                                  0

   End of period                                                  $90,440



(a) A summary of capital share activity follows:
                                                For the period from July 3, to
                                                (commencement of operations) to
                                                      September 30, 1995

                                                       Shares      Value

Shares sold                                             9,207     $89,268
Shares issued for reinvestment
of distributions                                           26         252
                                                        9,233      89,520

Shares redeemed                                             0           0

   Net increase                                         9,233     $89,520


See accompanying notes to financial statements

                          GrandView Realty Growth Fund

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)
                                                              For the
                                                             period from
                                                               July 3,
                                                            (commencement
                                                            of operations
                                                            September 30,
                                                                1995
                                                             (Unaudited)

Net Asset Value, Beginning of Period                            $10.00

   Income from investment operations
      Net realized and unrealized gain on investments            (0.20)

         Total from investment operations                        (0.19)


Net Asset Value, End of Period                                   $9.80


Total return (a)                                               (1.75)%


Ratios/supplemental data
   Net assets, end of period                                   $90,440

   Ratio of expenses to average net assets
      Before expense reimbursements                               8.92%(b)
      After expense reimbursements                                1.99%(b)

   Ratio of net investment income to average net assets
      Before expense reimbursements                             (0.77)%(b)
      After expense reimbursements                               0.93% (b)


   Portfolio turnover rate                                        4.77%


(a) Does not include sales load.

(b) Annualized.


See accompanying notes to financial statements

                         GrandView Realty Growth Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The GrandView Realty Growth Fund (the "Fund") is a non-diversified series of shares of beneficial interest of GrandView Investment Trust (the "Trust"). The Trust, an open-end registered management investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on July 3, 1995. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates market value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund generally declares dividends semi-annually payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive or reimburse all or a portion of its fee to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $102 ($0.01 per share) and has voluntarily reimbursed a portion of the Fund's operating expenses for the period ended September 30, 1995. The total fees waived and expenses reimbursed by the Advisor amounted to $676.


                         GrandView Realty Growth Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



         The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.30% of the Fund's first $25 million of average daily net assets, 0.275% of the next $25 million of average daily net assets,and 0.225% of average daily net assets over $50 million. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees amounting to $31 for the period ended September 30, 1995.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period from July 3, 1995 to September 30, 1995, the Distributor retained sales charges of $8.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

         At September 30, 1995, the Advisor held 2,000 shares or 22% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION COSTS

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the distributor for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

         The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


                         GrandView Realty Growth Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



         In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales investments, other than short-term investments, aggregated $80,068 and $ 1,811 respectively, for the period ended September 30, 1995.


                    GrandView Residential Realty Income Fund

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1995
                                  (Unaudited)

                                                                Market
                                               Shares            Value
COMMON STOCKS - 78.28%

   Real Estate Investment Trust -78.28%
      Asset Investors Corporation               500              $1,375
      ASR Investments Corporation               400               7,200
      Boddie-Noell Properties, Inc.             200               2,575
      Bay Apartment Communities, Inc.           100               2,150
      Columbus Realty Trust                     200               3,800
      Essex Property Trust, Inc.                300               5,287
      Irvine Apartment Communitites, Inc.       100               1,762
      Merry Land & Investment Company, Inc.     100               2,113
      Pacific Gulf Properties, Inc.             200               3,250
      Real Estate Investment Trust of Californi 200               3,325
      American Real Estate Investment Corporati 400               3,300
      Sizeler Property Investors, Inc.          200               1,875
      South West Property Trust                 200               2,550
      United Dominion Realty                    200               2,850
      Walden Residential Properties, Inc.       100               1,888

Total Common Stocks (Cost $45,642)                               45,300

                                    Principal Interes Maturity   Market
                                      Amount   Rate    Date      Value
REPURCHASE AGREEMENT (a) - 19.85%
      Wachovia Bank                   11,487   6.45%  10-01-95   11,487
      (Cost $11,487)


Total Value of Investments (Cost $57,129)(b)           98.13%    56,787
Other Assets Less Liabilities                           1.87%     1,083
   Net Assets                                         100.00%   $57,870


   (a) Joint repurchase agreement entered into September 30, 1995, with a maturity value of $15,080,609 collateralized by $11,129,000 U.S. Treasury Notes, 9.8750%, due November 15, 2015. The aggregate market value of the collateral at September 30, 1995 was $15,374,653. The Fund's pro rata interest in the collateral at September 30, 1995 was $11,715. The Fund's pro rata interest in the joint repurchase agreement is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102 percent of the sales price of the repurchase agreement.

   (b) Aggregate cost for federal income tax purposes is the same. Unrealized appreciation (depreciation) of securities for federal income tax purposes is as follow:

        Unrealized appreciation                                      $427
        Unrealized depreciation                                      (769)

                 Net unrealized depreciation                        ($342)


See acccompanying notes to financial statements



                    GrandView Residential Realty Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1995
                                  (Unaudited)

ASSETS
   Investments at value (Cost $57,129)                          $56,787
   Interest receivable                                              114
   Dividends receivable                                             463
   Reserve premium                                                   50
   Deferred organization expenses, net (note 4)                  26,775

      Total assets                                               84,189

LIABILITIES
   Accrued expenses                                               1,352
   Payable to advisor                                            24,817
   Disbursements in excess of cash on demand deposit                150

      Total liabilities                                          26,319

NET ASSETS
   (applicable to 5,860 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)       $57,870

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($57,870 / 5,860 shares)                                       $9.87

OFFERING PRICE PER SHARE
   (100 / 95.5 of $9.87 adjusted to nearest cent)                $10.34

NET ASSETS
   Paid-in capital                                              $57,885
   Undistributed net investment income                              327
   Net unrealized depreciation on investments                      (342)
                                                                $57,870
See accompanying notes to financial statements

                    GrandView Residential Realty Income Fund

                            STATEMENT OF OPERATIONS

                    For the period ended September 30, 1995
                                  (Unaudited)

INVESTMENT INCOME
   Income
      Interest                                                       $187
      Dividends                                                       570

         Total Income                                                 757

   Expenses
      Custody fees                                                    293
      Registration and filing administration fees                     278
      Professional fees                                               154
      Investment advisory fees (note 2)                                55
      Fund administration fees (note 2)                                24
      Securities pricing fees                                          33
      Shareholder recordkeeping fees                                    9
      Operating expenses                                              991
      Shareholder servicing expenses                                  316

         Total expenses                                             2,153

         Less:
            Expense reimbursements (note 2)                        (1,958)
            Investment advisory fees waived (note 2)                  (55)
            Fund administration fees waived (note 2)                   (2)

         Net expenses                                                 138

            Net investment income                                     619

UNREALIZED LOSS ON INVESTMENTS

   Increase in unrealized depreciation on investments                (342)

      Unrealized loss on investments                                 (342)

         Net increase in net assets resulting from operations        $277


See accompanying notes to financial statements


                    GrandView Residential Realty Income Fund

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                              period from
                                                             July 3, 1995
                                                             (commencement
                                                            of operations) to
                                                              September 30,
                                                                  1995
                                                               (Unaudited)
INCREASE IN NET ASSETS

   Operations
      Net investment income                                         $619
      Increase in unrealized depreciation on investments            (342)

         Net increase in net assets resulting from operations        277

   Distributions to shareholders from
      Net investment income                                         (292)

         Decrease in net assets resulting from distributions        (292)

   Capital share transactions
      Increase in net assets resulting from
      capital share transactions (a)                              57,885

            Total increase in net assets                          57,870

NET ASSETS
   Beginning of period                                                 0

   End of period                                                 $57,870





(a) A summary of capital share activity follows:
                                               For the period from July 3, 1995
                                                  (commencement of operations)
                                                    to September 30, 1995
                                                      Shares      Value

Shares sold                                            5,841     $57,693
Shares issued for reinvestment
of distributions                                          19         192


   Net increase                                        5,860     $57,885


See accompanying notes to financial statements


                    GrandView Residential Realty Income Fund

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                                                               For the
                                                             period from
                                                             July 3, 1995
                                                            (commencement
                                                            of operations)
                                                            September 30,
                                                                1995
                                                             (Unaudited)

Net Asset Value, Beginning of Period                            $10.00

   Income(loss) from investment operations
      Net investment income                                       0.11
      Net unrealized loss on investments                         (0.19)

         Total from investment operations                        (0.08)

   Distributions to shareholders from
      Net investment income                                      (0.05)

         Total distributions                                     (0.05)

Net Asset Value, End of Period                                   $9.87


Total return (a)                                                (0.90%)


Ratios/supplemental data
   Net assets, end of period                                   $57,870

   Ratio of expenses to average net assets
      Before expense reimbursements                              27.29%(b)
      After expense reimbursements                                1.74%(b)

   Ratio of net investment income to average net assets
      Before expense reimbursements                            (17.72%)(b)
      After expense reimbursements                                7.83%(b)


   Portfolio turnover rate                                        0.00%


(a) Does not include sales load.

(b) Annualized


See accompanying notes to financial statements


                    GrandView Residential Realty Income Fund

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1995
                                  (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The GrandView Residential Realty Income Fund (the "Fund") is a non-diversified series of shares of beneficial interest of GrandView Investment Trust (the "Trust"). The Trust, an open-end registered management investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on July 3, 1995. The following is a summary of significant accounting policies followed by the Fund.

      A. Security Valuation - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by an independent pricing service or determined following procedures approved by the Board of Trustees.
            Short-term investments are valued at cost which approximates market value.

            B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

            C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

            D. Distributions to Shareholders - The Fund generally declares dividends monthly payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.70% of the Fund's average daily net assets.

      Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive or reimburse all or a portion of its fee to limit total Fund operating expenses to 1.75% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $55 ($0.02 per share) and has voluntarily reimbursed a portion of the Fund's operating expenses for the period ended September 30, 1995. The total fees waived and expenses reimbursed by the Advisor amounted to $2,013.
      GrandView Residential Realty Income Fund

                                      NOTES TO FINANCIAL STATEMENTS

                                           September 30, 1995
                                               (Unaudited)




      The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.30% of the Fund's first $25 million of average daily net assets, 0.275% of the next $25 million of average daily net assets,and 0.225% of average daily net assets over $50 million. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees and reimbursed the Fund for expenses amounting to $2 for the period ended September 30, 1995.

      Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period from July 3, 1995 to September 30, 1995, the Distributor retained sales charges in the amount of $8.

      Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

      At September 30, 1995, the Advisor held 2,000 shares or 34% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION COSTS

      The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

      The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the distributor for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The distributor has voluntarily waived all of such expenses under the Plan for the period ended September 30, 1995.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

      All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

      The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


                    GrandView Residential Realty Income Fund

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1995
                                  (Unaudited)



      In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

      Purchases of investments, other than short-term investments, aggregated $45,642 for the period ended September 30, 1995. There were no sales of investments during this period.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

      For the period ended September 30, 1995, the Fund made distributions classified as ordinary income in the amount of $292. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                      GrandView Retail Realty Income Fund

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1995
                                  (Unaudited)
                                                                Market
                                            Shares               Value
COMMON STOCKS - 93.55%

   Real Estate Investment Trust
      Alexander Haagen Properties, Inc.         100              $1,163
      Burnham Pacific Properties, Inc.          400               4,700
      Crown American Realty Trust               300               2,475
      DeBartolo Realty Corporation              200               2,800
      Excel Realty Trust, Inc.                  200               3,950
      Factory Stores of America, Inc.           200               3,975
      First Washington Realty Trust, Inc.       200               3,500
      HRE Properties                            200               2,800
      IRT Property Company                      200               1,925
      Kranzco Realty Trust                      300               5,063
      Malan Realty Investors, Inc.              200               3,125
      Mark Centers Trust                        200               2,450
      Mid-America Realty                        600               4,725
      Mid-Atlantic Realty Trust                 300               2,681
      Regency Realty Corporation                200               3,525
      Sizeler Property Investors, Inc.          200               1,875
      Tucker Properties Corporation             200               2,225
      Western Investment Real Estate Trust      200               2,275

   Total Common Stocks (Cost $55,990)                            55,232

                                           Principal            Market
                                            Amount               Value
REPURCHASE AGREEMENT (a) - 4.58%
      Wachovia Bank                          $2,703               2,703
      6.45%, due October 1, 1995
      (Cost $2,703)

Total Value of Investments (Cost $58,693)              98.13%    57,935
Other Assets Less Liabilities                           1.86%     1,101
   Net Assets                                         100.00%   $59,036


   (a) Joint repurchase agreement entered into September 30, 1995, with a maturity value of $15,080,609 collateralized by $11,129,000 U.S. Treasury Notes, 9.8750%, due November 15, 2015. The aggregate market value of the collateral at September 30, 1995 was $15,374,653. The Fund's pro rata interest in the collateral at September 30, 1995 was $2,752. The Fund's pro rata interest in the joint repurchase agreement is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102 percent of the sales price of the repurchase agreement.

   (b) Aggregate cost for federal income tax purposes is the same. Unrealized appreciation (depreciation) of securities for federal income tax purposes is as follow:


        Unrealized appreciation                                      $638
        Unrealized depreciation                                    (1,397)

           Net unrealized appreciation/depreciation                 ($759)

See acccompanying notes to financial statements


                      GrandView Retail Realty Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1995
                                  (Unaudited)

ASSETS
   Investments at value (Cost $58,694)                          $57,935
   Cash                                                             122
   Interest receivable                                               83
   Dividends receivable                                             525
   Deferred organization expenses, net (note 4)                  26,775

      Total assets                                               85,440

LIABILITIES
   Accrued expenses                                               1,715
   Payable to advisor                                            24,689

      Total liabilities                                          26,404

NET ASSETS
   (applicable to 6,041 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)       $59,036

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($59,036 / 6,041 shares)                                       $9.77

OFFERING PRICE PER SHARE
   (100 / 95.5 of $9.77 adjusted to nearest cent)                $10.23

NET ASSETS CONSIST OF:
   Paid-in capital                                              $59,263
   Undistributed net investment income                              532
   Net unrealized depreciation on investments                      (759)
                                                                $59,036

See acccompanying notes to financial statements

                      GrandView Retail Realty Income Fund

                            STATEMENT OF OPERATIONS

                               September 30, 1995
                                  (Unaudited)

INVESTMENT INCOME
   Income
      Interest                                                       $155
      Dividends                                                       843

         Total Income                                                 998

   Expenses
      Investment advisory fees (note 2)                                54
      Fund administration fees (note 2)                                21
      Professional fees                                               154
      Custody fees                                                    296
      Securities pricing fees                                         142
      Shareholder recordkeeping fees                                   10
      Registration and filing administration fees                     269
      Operating expenses                                              991
      Shareholder servicing expenses                                  338

         Total expenses                                             2,275

         Less:
            Expense reimbursements (note 2)                        (2,086)
            Investment advisory fees waived (note 2)                  (54)

         Net expenses                                                 135

            Net investment income                                     863

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Increase in unrealized depreciation on investments                (759)

      Net realized and unrealized loss on investments                (759)

         Net increase in net assets resulting from operations        $104


See accompanying notes to financial statements


                      GrandView Retail Realty Income Fund

                      STATEMENTS OF CHANGES IN NET ASSETS
                                                                For the
                                                              period from
                                                             July 3, 1995
                                                             (commencement
                                                           of operations) to
                                                             September 30,
                                                                  1995
                                                               (Unaudited)
INCREASE IN NET ASSETS

   Operations
      Net investment income                                        $863
      Increase in unrealized depreciation on investments           (759)

         Net increase in net assets resulting from
         operations                                                 104

   Distributions to shareholders from
      Net investment income                                        (331)

         Decrease in net assets resulting from distributions       (331)

   Capital share transactions
      (a)Increase in net assets resulting from
         capital share transactions                              59,263

            Total increase in net assets                         59,036

NET ASSETS
   Beginning of period                                                0

   End of period                                                $59,036



(a) A summary of capital share activity follows:
                                             For the period from July 3, 1995
                                                (commencement of operations)
                                                   to September 30, 1995
                                                     Shares      Value

Shares sold                                           6,020     $59,061
Shares issued for reinvestment
of distributions                                         21         203
                                                      6,041      59,263

Shares redeemed                                           0           0

   Net increase(decrease)                             6,041     $59,263


See accompanying notes to financial statements


                      GrandView Retail Realty Income Fund

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)


                                                               For the
                                                              period from
                                                              July 3, 1995
                                                             (commencement
                                                             of operations)
                                                              September 30,
                                                                  1995
                                                               (Unaudited)

Net Asset Value, Beginning of Period                              $10.00

   Income from investment operations
      Net investment income                                         0.15
      Net realized and unrealized loss on investments              (0.32)

         Total from investment operations                          (0.17)

   Distributions to shareholders from
      Net investment income                                        (0.06)

         Total distributions                                       (0.06)

Net Asset Value, End of Period                                     $9.77


Total return (a)                                                 (1.75%)


Ratios/supplemental data
   Net assets, end of period                                     $59,036

   Ratio of expenses to average net assets
      Before expense reimbursements                                29.48%(b)
      After expense reimbursements                                  1.74%(b)

   Ratio of net investment income(loss) to average net assets
      Before expense reimbursements                               (16.55%) (b)
      After expense reimbursements                                 11.19%(b)


   Portfolio turnover rate                                          0.00%


(a) Does not include sales load
(b) Annualized.


See accompanying notes to financial statements


                      GrandView Retail Realty Income Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The GrandView Retail Realty Income Fund (the "Fund") is a non-diversified series of shares of beneficial interest of GrandView Investment Trust (the "Trust"). The Trust, an open-end registered management investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on July 3, 1995. The following is a summary of significant accounting policies followed by the Fund.

      A. Security Valuation - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates market value.

      B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

      C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Distributions to Shareholders - The Fund generally declares dividends monthly payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.70% of the Fund's average daily net assets.

      Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive or reimburse all or a portion of its fee to limit total Fund operating expenses to 1.75% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $54 ($0.02 per share) and has voluntarily reimbursed a portion of the Fund's operating expenses for the period ended September 30, 1995. The total fees waived and expenses reimbursed by the Advisor amounted to $2,140.


                      GrandView Retail Realty Income Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



      The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.30% of the Fund's first $25 million of average daily net assets, 0.275% of the next $25 million of average daily net assets,and 0.225% of average daily net assets over $50 million. Addition-ally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

      Capital Investment Group, Inc. (the "Distributor") serves a s the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period from July 3, 1995 to September 30, 1995, there were no sales charges distributed.

      Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

      At September 30, 1995, the Advisor held 2,025 shares or 34% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION COSTS

      The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

      The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the distributor for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The distributor has voluntarily waived all of such expenses under the Plan for the period ended September 30, 1995.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

      All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

      The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


                       GrandView Retail Realty Income Fund

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1995
                                  (Unaudited)



      In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

      Purchases of investments, other than short-term investments, aggregated $55,990 for the period ended September 30, 1995. There were no sales of investments during this period.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

      For the period ended September 30, 1995, the Fund made distributions classified as ordinary income in the amount of $331. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                    GrandView Healthcare Realty Income Fund

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1995
                                  (Unaudited)
                                                                 Market
                                               Shares             Value
COMMON STOCKS - 90.64%

   Real Estate Investment Trust
      American Health Properties, Inc.           100              $2,162
      Capstone Capital Trust, Inc.               400               7,550
      G&L Realty Corporation                     500               5,062
      Health Care Property Investors, Inc.       100               3,387
      Health Care REIT, Inc.                     600               9,375
      Health and Retirement Property Trust       500               7,813
      Healthcare Realty Trust, Inc.              100               2,075
      LTC Properties, Inc.                       200               2,875
      Meditrust Corporation                      100               3,463
      National Health Investors, Inc.            100               3,025
      Nationwide Health Properties, Inc.         100               4,100
      OMEGA Healthcare Investors, Inc.           100               2,675
      Universal Health Realty Income Trust       700              11,638

   Total Common Stocks (Cost $65,630)                             65,200

                                               Principal         Market
                                               Amount             Value
REPURCAHSE AGREEMENT (b) - 6.80%
      Wachovia Bank                            4,894               4,894
      6.45%, due October 1, 1995
      (Cost $4,894)

Total Value of Investments (Cost $70,524)               97.44%    70,094
Other Assets Less Liabilities                            2.56%     1,841
   Net Assets                                          100.00%   $71,935


   (a) Joint repurchase agreement entered into September 30, 1995, with a maturity value of $15,080,609 collateralized by $11,129,000 U.S. Treasury Notes, 9.8750%, due November 15, 2015. The aggregate market value of the collateral at September 30, 1995 was $15,374,653. The Fund's pro rata interest in the collateral at September 30, 1995 was $4,997. The Fund's pro rata interest in the joint repurchase agreement is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102 percent of the sales price of the repurchase agreement.

   (b) Aggregate cost for federal income tax purposes is the same. Unrealized appreciation (depreciation) of securities for tax purposes is as follow


       Unrealized appreciation                                     $2,067
       Unrealized depreciation                                     (2,496)

          Net unrealized appreciation/depreciation                  ($430)


See acccompanying notes to financial statements


                    GrandView Healthcare Realty Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1995
                                  (Unaudited)

ASSETS
   Investments at value (Cost $70,524)                          $70,094
   Cash                                                           1,063
   Interest receivable                                              150
   Dividends receivable                                             285
   Deferred organization expenses, net (note 4)                  26,775

      Total assets                                               98,367

LIABILITIES
   Accrued expenses                                               1,676
   Payable to advisor                                            24,756

      Total liabilities                                          26,432

NET ASSETS
   (applicable to 7,164 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)       $71,935

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($71,935 / 7,164 shares)                                      $10.04

OFFERING PRICE PER SHARE
   (100 / 95.5 of $10.04 adjusted to nearest cent)               $10.51

NET ASSETS CONSIST OF:
   Paid-in capital                                              $71,988
   Undistributed net investment income                              377
   Net unrealized depreciation on investments                      (430)
                                                                $71,935

See accompanying notes to financial statements



                    GrandView Healthcare Realty Income Fund

                            STATEMENT OF OPERATIONS

                               September 30, 1995
                                  (Unaudited)

INVESTMENT INCOME
   Income
      Interest                                                       $262
      Dividends                                                       649

         Total Income                                                 911

   Expenses
      Investment advisory fees (note 2)                                63
      Fund administration fees (note 2)                                25
      Professional fees                                               154
      Custody fees                                                    278
      Securities pricing fees                                         111
      Shareholder recordkeeping fees                                   11
      Registration and filing administration fees                     269
      Operating expenses                                              991
      Shareholder servicing expenses                                  339

         Total expenses                                             2,241

         Less:
            Expense reimbursements (note 2)                        (2,019)
            Investment advisory fees waived (note 2)                  (63)

         Net expenses                                                 159

            Net investment income                                     752

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS

   Increase in unrealized depreciation on investments                (430)

      Net realized and unrealized loss on investments                (430)

         Net increase in net assets resulting from operations        $322


See accompanying notes to financial statements



                    GrandView Healthcare Realty Income Fund

                      STATEMENTS OF CHANGES IN NET ASSETS
                                                                 For the
                                                               period from
                                                               July 3, 1995
                                                               (commencement
                                                             of operations) to
                                                                September 30,
                                                                    1995
                                                                 (Unaudited)
INCREASE IN NET ASSETS

   Operations
      Net investment income                                         $752
      Increase in unrealized depreciation on investments            (430)

         Net increase in net assets resulting from
            operations                                               322

   Distributions to shareholders from
      Net investment income                                         (375)

         Decrease in net assets resulting from distributions        (375)

   Capital share transactions
      (a)Increase in net assets resulting from
         capital share transactions                               71,988

            Total increase in net assets                          71,935

NET ASSETS
   Beginning of period                                                 0

   End of period                                                 $71,935



(a) A summary of capital share activity follows:
                                             For the period from July 3, 1995 to
                                                 (commencement of operations)
                                                    to September 30, 1995

                                                      Shares      Value

Shares sold                                            7,145     $71,801
Shares issued for reinvestment
of distributions                                          19         187
                                                       7,164      71,988

Shares redeemed                                            0           0

   Net increase(decrease)                              7,164     $71,988


See accompanying notes to financial statements


                    GrandView Healthcare Realty Income Fund

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                                                               For the
                                                             period from
                                                            July 3, 1995
                                                            (commencement
                                                            of operations)
                                                             September 30,
                                                                 1995
                                                              (Unaudited)

Net Asset Value, Beginning of Period                             $10.00

   Income from investment operations
      Net investment income                                        0.10
      Net realized and unrealized loss on investments             (0.01)

         Total from investment operations                          0.09

   Distributions to shareholders from
      Net investment income                                       (0.05)

         Total distributions                                      (0.05)

Net Asset Value, End of Period                                   $10.04


Total return (a)
                                                                   0.93%

Ratios/supplemental data
   Net assets, end of period                                    $71,935

   Ratio of expenses to average net assets
      Before expense reimbursements                               24.78%(b)
      After expense reimbursements                                 1.74%(b)

   Ratio of net investment income(loss) to average net assets
      Before expense reimbursements                              (14.72%)(b)
      After expense reimbursements                                 8.31%(b)


   Portfolio turnover rate                                         0.00%


(a) Does not include sales load

(b) Annualized


See accompanying notes to financial statements


                    GrandView Healthcare Realty Income Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The GrandView Healthcare Realty Income Fund (the "Fund") is a non-diversified series of shares of beneficial interest of GrandView Investment Trust (the "Trust"). The Trust, an open-end registered management investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on July 3, 1995. The following is a summary of significant accounting policies followed by the Fund.

      A. Security Valuation - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates market value.

      B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

      C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Distributions to Shareholders - The Fund generally declares dividends monthly payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.70% of the Fund's average daily net assets.

      Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive or reimburse all or a portion of its fee to limit total Fund operating expenses to 1.75% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $63 ($0.02 per share) and has voluntarily reimbursed a portion of the Fund's operating expenses for the period ended September 30, 1995. The total fees waived and expenses reimbursed by the Advisor amounted to $2,082.


                    GrandView Healthcare Realty Income Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



      The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.30% of the Fund's first $25 million of average daily net assets, 0.275% of the next $25 million of average daily net assets,and 0.225% of average daily net assets over $50 million. Addition-ally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

      Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period from July 3, 1995 to September 30, 1995, there were no sales charges distributed.

      Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

      At September 30, 1995, the Advisor held 2,000 shares or 28% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION COSTS

      The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

      The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the distributor for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The distributor has voluntarily waived all of such expenses under the Plan for the period ended September 30, 1995.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

      All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

      The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.



                    GrandView Healthcare Realty Income Fund

                         NOTES TO FINANCIAL STATEMENTS

                              September 30, 1995
                                  (Unaudited)



      In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

      Purchases of investments, other than short-term investments, aggregated $65,630 for the period ended September 30, 1995. There were no sales of investments during this period.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

      For the period ended September 30, 1995, the Fund made distributions classified as ordinary income in the amount of $375. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.